Note 8 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 36,915	$ 32,207
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	$ 21,298	$ 12,712